Stock-Based Compensation - Summary of Assumptions used in Black-Scholes Option Pricing Model (Detail) - $ / shares			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2019	Apr. 03, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate								2.75%
Expected term (in years)								10 years
Expected volatility								68.73%
Expected dividend yield								0.00%
Fair value per share of common stock	$ 10.25	$ 24.32						$ 10.17
Service-Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate			0.41%	1.82%	0.74%	2.23%	2.22%	2.79%
Expected term (in years)			6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility			68.63%	67.41%	68.13%	67.60%	67.57%	68.48%
Expected dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value per share of common stock			$ 15.76	$ 10.25	$ 13.87	$ 14.85	$ 14.78	$ 10.46
Performance-Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate				1.89%		1.89%	1.89%	2.74%
Expected term (in years)				6 years 3 months		6 years 3 months	6 years 3 months	5 years 3 months 4 days
Expected volatility				67.45%		67.45%	67.45%	68.21%
Expected dividend yield				0.00%		0.00%	0.00%	0.00%
Fair value per share of common stock				$ 10.25		$ 10.25	$ 10.25	$ 10.17
Award Repricing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate					1.86%		1.86%
Expected term (in years)					5 years 9 months 14 days		5 years 9 months 14 days
Expected volatility					66.56%		66.56%
Expected dividend yield					0.00%		0.00%
Fair value per share of common stock					$ 10.25		$ 10.25